Commitments and contingencies (Details) $ in Thousands								12 Months Ended
	Mar. 21, 2023 USD ($) item	Jan. 04, 2023 USD ($)	May 16, 2022 USD ($)	Jan. 18, 2022 USD ($) item	Jan. 06, 2022 USD ($)	Dec. 12, 2019 shares	Oct. 25, 2018 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and contingencies
Payment of purchase price								$ 133,983	$ 37,820
Bloom Notes
Commitments and contingencies
Principal amount				$ 160,000
Number of notes | item				3
Bloom Notes - 2023
Commitments and contingencies
Principal amount				$ 50,000
Bloom Notes - 2024
Commitments and contingencies
Principal amount				50,000
Bloom Notes - 2025
Commitments and contingencies
Principal amount				60,000
Bloom Dispensaries
Commitments and contingencies
Acquisiton of the assets				214,224
Payment of purchase price				$ 49,970
Sentia Wellness, Inc
Commitments and contingencies
Damages sought					$ 74,000
Nitin Khanna and Third Party Plaintiffs against Curaleaf
Commitments and contingencies
Damages sought			$ 515,000
Doubling Road Holdings, LLC
Commitments and contingencies
Settlement amount paid to other party							$ 40,100
Stock issued for settlement of litigation | shares						2,016,859
Doubling Road Holdings, LLC | Subordinate Voting Shares
Commitments and contingencies
Stock issued for settlement of litigation | shares							4,755,548
Eagle Valley Holdings, LLC Litigation Case | Bloom Dispensaries
Commitments and contingencies
Payment of purchase price	$ 69,000
Eagle Valley Holdings, LLC Litigation Case | Bloom Dispensaries | Bloom Notes
Commitments and contingencies
Decrease in future principal payments		$ 10,000
Principal amount	$ 160,000
Number of notes | item	3
Eagle Valley Holdings, LLC Litigation Case | Bloom Dispensaries | Bloom Notes - 2023
Commitments and contingencies
Principal amount	$ 50,000
Repayments of Debt	44,000
Eagle Valley Holdings, LLC Litigation Case | Bloom Dispensaries | Bloom Notes - 2024
Commitments and contingencies
Decrease in future principal payments	4,000
Principal amount	50,000
Eagle Valley Holdings, LLC Litigation Case | Bloom Dispensaries | Bloom Notes - 2025
Commitments and contingencies
Principal amount	$ 60,000